PGIM Jennison International Opportunities ETF
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Shares	Value
Long-Term Investments 97.7%
Common Stocks 95.2%
Belgium 2.0%
UCB SA	2,196	$612,825
Brazil 5.4%
MercadoLibre, Inc.*	256	530,376
NU Holdings Ltd. (Class A Stock)*	63,634	1,106,595
		1,636,971
Canada 5.3%
Shopify, Inc. (Class A Stock)*	9,997	1,585,924
China 5.1%
BYD Co. Ltd. (Class H Stock)	25,318	317,058
Tencent Holdings Ltd.	10,413	817,857
Xiaomi Corp. (Class B Stock), 144A*	74,786	394,023
		1,528,938
France 16.7%
Airbus SE	4,398	1,043,353
EssilorLuxottica SA	1,826	654,074
Hermes International SCA	414	1,008,809
L’Oreal SA	1,364	594,469
Safran SA	5,085	1,712,880
		5,013,585
Germany 9.5%
Rheinmetall AG	785	1,348,550
SAP SE, ADR	2,713	655,868
Siemens Energy AG*	6,473	866,012
		2,870,430
India 2.4%
Eternal Ltd.*	216,137	725,148
Italy 3.4%
Ferrari NV	963	377,400
Moncler SpA	9,606	647,824
		1,025,224
Japan 7.0%
Advantest Corp.	2,875	378,689
Nintendo Co. Ltd.	14,546	1,236,650
SoftBank Group Corp.	4,661	502,041
		2,117,380
Netherlands 8.6%
Adyen NV, 144A*	335	521,114
Argenx SE, ADR*	1,074	979,467
ASML Holding NV	1,017	1,078,020
		2,578,601
Singapore 1.5%
Sea Ltd., ADR*	3,282	456,231

PGIM Jennison International Opportunities ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Spain 2.5%
Industria de Diseno Textil SA	13,534	$757,727
Switzerland 6.5%
Cie Financiere Richemont SA (Class A Stock)	3,384	717,588
Galderma Group AG	5,110	1,018,055
On Holding AG (Class A Stock)*	4,897	215,419
		1,951,062
Taiwan 9.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,459	2,757,393
United Kingdom 3.4%
Compass Group PLC	32,754	1,028,415
United States 6.7%
CyberArk Software Ltd.*	1,418	650,281
Schneider Electric SE	759	203,443
Spotify Technology SA*	1,952	1,168,994
		2,022,718

Total Common Stocks (cost $24,916,181)		28,668,572
Preferred Stock 2.5%
Germany
Sartorius AG (PRFC) (cost $640,111)	2,591	755,224

Total Long-Term Investments (cost $25,556,292)		29,423,796
Short-Term Investment 2.3%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.111%) (cost $708,917)(wb)	708,917	708,917

TOTAL INVESTMENTS 100.0% (cost $26,265,209)		30,132,713
Liabilities in excess of other assets (0.0)%		(4,872)

Net Assets 100.0%		$30,127,841

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
PRFC—Preference Shares

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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